Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Plan number	002
Number of shares held		2,221,481
Notes Receivable from Participants	$ 1,402
Total	$ 133,604
Investment, Identifier [Axis]: Ameriprise Retirement Services, Columbia Div Income Ms Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:AmeripriseRetirementServicesMember
Investment type	Common Collective Trust
Current Value	$ 7,094
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Columbia, Columbia Sc Idx Instl 3 Mutual Fund
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:ColumbiaMember
Investment type	Mutual Funds
Current Value	$ 1,871
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Empower Annuity Insurance Company, Am Cent Mid Cap Value Pooled Separate Accounts
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:EmpowerAnnuityInsuranceCompanyMember
Investment type	Pooled Separate Accounts
Current Value	$ 2,041
Investment party in interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Empower Annuity Insurance Company, Guaranteed Income Fund
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:EmpowerAnnuityInsuranceCompanyMember
Investment type	us-gaap-ebp:EmployeeBenefitPlanTraditionalGuaranteedInvestmentContractMember
Current Value	$ 12,113
Investment party in interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Empower Annuity Insurance Company, Lcg Jp Morgan Inv Mgmt Pooled Separate Accounts
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:EmpowerAnnuityInsuranceCompanyMember
Investment type	Pooled Separate Accounts
Current Value	$ 11,252
Investment party in interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Empower Annuity Insurance Company, Pgim Fund High Yield Bond Pooled Separate Accounts
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:EmpowerAnnuityInsuranceCompanyMember
Investment type	Pooled Separate Accounts
Current Value	$ 660
Investment party in interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Empower Annuity Insurance Company, Prudential Total Return Bond (ISP) Pooled Separate Accounts
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:EmpowerAnnuityInsuranceCompanyMember
Investment type	Pooled Separate Accounts
Current Value	$ 4,068
Investment party in interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Empower Annuity Insurance Company, Real Estate / Cohen amp; Steers Pooled Separate Accounts
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:EmpowerAnnuityInsuranceCompanyMember
Investment type	Pooled Separate Accounts
Current Value	$ 165
Investment party in interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity, Fidelity 500 Index Fund Mutual Fund
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:FidelityMember
Investment type	Mutual Funds
Current Value	$ 23,116
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Flushing Financial Corporation Common Stock
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:FlushingFinancialCorporationMember
Investment type	Company Stock
Current Value	$ 35,183
Investment party in interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: GQG Partners, GQG Partners Em Mkts Rqty Inst Mutual Fund
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GqgPartnersMember
Investment type	Mutual Funds
Current Value	$ 142
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray, Geneva Small Cap Grwth Collect FD CL C Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GreatGrayMember
Investment type	Common Collective Trust
Current Value	$ 2,280
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray, Pgim Tgt 2020 Fund Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GreatGrayMember
Investment type	Common Collective Trust
Current Value	$ 1,244
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray, Pgim Tgt 2025 Fund Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GreatGrayMember
Investment type	Common Collective Trust
Current Value	$ 1,989
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray, Pgim Tgt 2030 Fund Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GreatGrayMember
Investment type	Common Collective Trust
Current Value	$ 5,738
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray, Pgim Tgt 2035 Fund Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GreatGrayMember
Investment type	Common Collective Trust
Current Value	$ 3,426
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray, Pgim Tgt 2040 Fund Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GreatGrayMember
Investment type	Common Collective Trust
Current Value	$ 3,765
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray, Pgim Tgt 2045 Fund Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GreatGrayMember
Investment type	Common Collective Trust
Current Value	$ 2,074
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray, Pgim Tgt 2050 Fund Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GreatGrayMember
Investment type	Common Collective Trust
Current Value	$ 1,659
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray, Pgim Tgt 2055 Fund Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GreatGrayMember
Investment type	Common Collective Trust
Current Value	$ 716
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray, Pgim Tgt 2060 Fund Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GreatGrayMember
Investment type	Common Collective Trust
Current Value	$ 488
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray, Pgim Tgt 2065 Fund Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GreatGrayMember
Investment type	Common Collective Trust
Current Value	$ 144
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray, Pgim Tgt Income Fund Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:GreatGrayMember
Investment type	Common Collective Trust
Current Value	$ 787
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Hartford Schroder Funds, Schroder Intl Alpha 1 Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:HartfordSchroderFundsMember
Investment type	Common Collective Trust
Current Value	$ 4,229
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JP Morgan, Undiscovered Managers Behavioral Value Fund Class R6 Mutual Fund
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:JpMorganMember
Investment type	Mutual Funds
Current Value	$ 2,092
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MFS, MFS Mid Cap Gro Class R6 Mutual Fund
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:MfsMember
Investment type	Mutual Funds
Current Value	$ 3,490
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: PIMCO, PIMCO Real Rtn Fd Inst Mutual Fund
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	ffic:PimcoMember
Investment type	Mutual Funds
Current Value	$ 376
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Company Stock
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Number of shares held	2,319,215
Current Value	$ 35,183
Mutual Funds
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Current Value	31,087
Pooled Separate Accounts
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Current Value	18,186
Common Collective Trust
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Current Value	$ 35,633
Minimum
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Notes Receivable from Participants, interest rate	4.25%	4.25%
Maximum
Schedule H (Form 5500), line 4i - Schedule of Assets (Held at End of Year)
Notes Receivable from Participants, interest rate	9.50%	9.50%